Collateralized accounts receivable and recourse and non-recourse debt (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Collateralized Accounts Receivable
10.1.	Collateralized accounts receivable

	12.31.2017	12.31.2016
Estimated residual value of leased assets	215.6	222.6
Minimum lease payments receivable	127.6	125.6
Guaranteed operation (cash inflow)	42.7	52.7
Impairment (i)	(97.2)	(77.6)

Investment in sales-type lease	288.7	323.3

Current portion	185.6	142.8
Non-current portion	103.1	180.5

(i)	The amount recognized relates to the devaluation of assets linked to structured financing (Note 2.2.10).

Summary of Amounts Classified As Non-Current Assets	At December 31, 2017, the maturities of the amounts classified as non-current assets are as follows:

Year
2019	26.4
2020	42.5
2021	24.5
2022	4.0
Thereafter 2022	5.7

103.1

Summary of Recourse and Non-Recourse Debt
10.2.	Recourse and non-recourse debt

	12.31.2017	12.31.2016
Recourse debt	347.0	352.8
Non-recourse debt	17.1	21.1

	364.1	373.9

Current portion	17.6	22.9
Non-current portion	346.5	351.0

Summary of Maturities of the Amounts Classified As Non-Current Liabilities	At December 31, 2017, the maturities of the amounts classified as non-current liabilities were as follows:

Year
2019	328.9
2020	3.8
2021	4.1
2022	4.0
Thereafter 2022	5.7

346.5